Salaries and social charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Salaries and social charges [Abstract]
Payroll accruals	R$ 100,810	R$ 75,151
Profit sharing	87,111	75,076
Social charges	49,651	39,200
Payroll taxes (LTIP)	42,791	61,359	R$ 62,293
Other	12,415	8,938
Total	R$ 292,778	R$ 259,724